UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Multi-Asset Real Return Fund	Shares/Units			Value
Investments in Underlying Funds and Exchange Traded Funds 81.3%
Alternative Strategies 21.3%
[a]Franklin K2 Alternative Strategies Fund, Class R6	108,367			$1,189,868
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	225,096			1,460,876
				2,650,744
Domestic Equity 12.9%
[a]Franklin Focused Core Equity Fund, Class R6	30,576			454,975
[a]Franklin Gold and Precious Metals Fund, Class R6	11,210			142,026
[a]Franklin Growth Fund, Class R6	5,950			443,930
[a,b]Franklin Growth Opportunities Fund, Class R6	3,112			107,646
[a]Franklin Natural Resources Fund, Class R6	12,317			320,253
[a]Franklin Utilities Fund, Class R6	8,839			141,252
				1,610,082
Domestic Fixed Income 23.2%
[a]Franklin High Income Fund, Class R6	129,423			236,845
[a]Franklin Low Duration Total Return Fund, Class R6	53,568			534,070
[a]Franklin Strategic Income Fund, Class R6	94,506			901,583
[a]Franklin U.S. Government Securities Fund, Class R6	190,006			1,217,937
				2,890,435
Foreign Equity 16.0%
[a]Franklin Global Real Estate Fund, Class R6	20,749			174,295
[a]Franklin India Growth Fund, Class R6	20,247			249,449
[a]Franklin Mutual European Fund, Class R6	23,693			508,218
[a]Franklin Mutual International Fund, Class R6	17,735			255,563
[a]Templeton Foreign Fund, Class R6	20,847			138,839
WisdomTree Europe Hedged Equity ETF (Euro Community)	7,550			435,106
WisdomTree Japan Hedged Equity ETF (Japan)	4,500			235,170
				1,996,640
Foreign Fixed Income 7.9%
[a]Templeton Global Total Return Fund, Class R6	84,217			980,287

Total Investments in Underlying Funds and Exchange Traded Funds (Cost $11,082,429)				10,128,188
	Principal Amount*
Foreign Government and Agency Securities (Cost $93,531) 0.6%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,648	[d]	MXN	72,548
U.S. Government and Agency Securities 18.3%
[c]U.S. Treasury Bond, Index Linked,
0.125%, 1/15/22	52,712			51,547
0.375%, 7/15/23	179,432			177,195
0.25%, 1/15/25	100,742			97,144
2.125%, 2/15/41	108,959			132,969
0.75%, 2/15/42	52,799			47,832
[c]U.S. Treasury Note, Index Linked,
0.125%, 4/15/16	363,219			359,888
2.50%, 7/15/16	118,153			120,391
2.375%, 1/15/17	147,901			152,192
0.125%, 4/15/17	305,709			304,672
0.125%, 4/15/18	299,348			299,065
0.125%, 4/15/19	101,831			101,617
0.125%, 4/15/20	101,892			101,493
1.125%, 1/15/21	109,078			113,663
0.625%, 7/15/21	211,738			215,189
Total U.S. Government and Agency Securities (Cost $2,333,733)				2,274,857

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $13,509,693)		12,475,593
	Shares

Short Term Investments (Cost $41,418) 0.3%
Money Market Funds 0.3%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	41,418	41,418
Total Investments (Cost $13,551,111) 100.5%		12,517,011
Other Assets, less Liabilities (0.5)%		(63,229)
Net Assets 100.0%		$12,453,782

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.
c Principal amount of security is adjusted for inflation.
d Principal amount is stated in 100 Unidad de Inversion Units.

ABBREVIATIONS
Currency
MXN	-	Mexican Peso
Selected Portfolio
ETF	-	Exchange Traded Fund

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Payout 2017 Fund	Country	Principal Amount*	Value
Corporate Bonds 80.5%
Automobiles & Components 1.4%
[a]Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	South Korea	50,000	$50,158
Banks 17.9%
Bank of America Corp., senior note, 6.40%, 8/28/17	United States	100,000	108,640
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	99,496
Citigroup Inc., senior note, 6.00%, 8/15/17	United States	100,000	107,974
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	99,619
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	99,776
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	108,890
			624,395
Capital Goods 3.1%
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	108,068
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	49,988
Diversified Financials 9.4%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	109,159
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	108,707
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	109,014
			326,880
Energy 11.9%
Anadarko Petroleum Corp., senior note, 6.375%, 9/15/17	United States	50,000	54,123
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	108,529
Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	53,742
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,214
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,543
			415,151
Food & Staples Retailing 1.4%
Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	50,081
Food, Beverage & Tobacco 1.5%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	50,000	51,039
Health Care Equipment & Services 4.3%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	99,710
Becton Dickinson and Co., senior note, 1.80%, 12/15/17	United States	50,000	49,993
			149,703
Insurance 4.4%
Metlife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,502
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	54,454
			154,956
Materials 5.9%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,433
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	101,970
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	54,274
			205,677
Media 3.1%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	55,749
Viacom Inc., senior note, 6.125%, 10/05/17	United States	50,000	54,014
			109,763
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 1.75%, 11/06/17	United States	50,000	49,984
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp., senior note, 1.35%, 12/15/17	United States	100,000	99,886
Software & Services 1.4%
Autodesk Inc., senior note, 1.95%, 12/15/17	United States	50,000	50,117
Telecommunication Services 1.4%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,504

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Utilities 7.7%
American Electric Power Co Inc., senior note, 1.65%, 12/15/17	United States	50,000	49,866
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	54,860
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	108,553
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	54,860
			268,139
Total Corporate Bonds (Cost $2,826,161)			2,813,489
U.S. Government and Agency Securities 14.0%
FHLB,
1.125%, 12/08/17	United States	150,000	150,469
3.125%, 12/08/17	United States	155,000	162,642
FNMA, 0.875%, 12/20/17	United States	175,000	174,733
Total U.S. Government and Agency Securities (Cost $488,103)			487,844
Asset-Backed Securities (Cost $100,320) 2.9%
Diversified Financials 2.9%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,186
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Qualified Public Improvement, Refunding, Series A, 1.829%, 9/01/17	United States	50,000	50,047
Total Investments before Short Term Investments (Cost $3,464,584)			3,451,566
		Shares
Short Term Investments (Cost $14,729) 0.4%
Money Market Funds 0.4%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	14,729	14,729
Total Investments (Cost $3,479,313) 99.2%			3,466,295
Other Assets, less Liabilities 0.8%			28,589
Net Assets 100.0%			$3,494,884

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees.
b Non-income producing.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Payout 2018 Fund	Country	Principal Amount*	Value
Corporate Bonds 81.2%
Banks 23.4%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	$113,837
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,914
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,775
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	101,014
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,639
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,301
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,862
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,274
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	100,000	100,307
			819,923
Capital Goods 6.7%
Caterpillar Inc., senior note, 7.90%, 12/15/18	United States	100,000	119,050
Raytheon Co., senior bond, 6.40%, 12/15/18	United States	100,000	114,777
			233,827
Consumer Services 2.9%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	101,481
Diversified Financials 8.6%
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,156
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,456
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	100,612
			301,224
Energy 8.8%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	56,409
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	49,907
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,241
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,558
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,074
			307,189
Food & Staples Retailing 3.1%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,497
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	57,179
			107,676
Food, Beverage & Tobacco 8.0%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	61,552
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	100,569
PepsiCo Inc., senior bond, 7.90%, 11/01/18	United States	100,000	118,330
			280,451
Health Care Equipment & Services 2.9%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,373
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,305
			100,678
Materials 1.4%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	50,093
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	49,886
Real Estate 1.5%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	50,000	52,267
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,365
Technology Hardware & Equipment 1.5%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,420
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,316

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Utilities 8.2%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	49,919
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	115,916
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	119,175
			285,010
Total Corporate Bonds (Cost $2,852,869)			2,840,806
U.S. Government and Agency Securities 17.7%
FHLB, 3.75%, 12/14/18	United States	125,000	134,988
FNMA, 1.625%, 11/27/18	United States	175,000	177,227
U.S. Treasury Note,
1.50%, 12/31/18	United States	175,000	176,652
1.375%, 12/31/18	United States	130,000	130,703
Total U.S. Government and Agency Securities (Cost $618,953)			619,570
Total Investments before Short Term Investments (Cost $3,471,822)			3,460,376

		Shares
Short Term Investments (Cost $7,711) 0.2%
Money Market Funds 0.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	7,711	7,711
Total Investments (Cost $3,479,533) 99.1%			3,468,087
Other Assets, less Liabilities 0.9%			30,222
Net Assets 100.0%			$3,498,309

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Payout 2019 Fund	Country	Principal Amount*	Value
Corporate Bonds 80.8%
Banks 15.2%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	100,000	$101,134
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,509
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,207
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	101,172
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,402
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	110,260
			611,684
Capital Goods 8.1%
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	108,229
Emerson Electric Co., senior note, 4.875%, 10/15/19	United States	100,000	110,391
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	108,420
			327,040
Commercial & Professional Services 1.4%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	55,656
Diversified Financials 13.0%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	110,668
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	100,403
General Electric Capital Corp., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,229
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	100,247
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	111,217
			522,764
Energy 10.1%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,613
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,821
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	49,221
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	48,512
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	55,809
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,429
			404,405
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	98,722
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,075
			148,797
Food, Beverage & Tobacco 4.3%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	117,988
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	54,471
			172,459
Health Care Equipment & Services 5.1%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	50,048
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	100,331
Zimmer Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	54,422
			204,801
Insurance 1.5%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	59,062
Materials 3.9%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	55,594
PPG Industries Inc., senior bond, 2.30%, 11/15/19	United States	100,000	99,682
			155,276
Media 3.9%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior note, 5.875%, 10/01/19	United States	50,000	55,969
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	50,000	50,034
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,167
			155,170
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,822

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Real Estate 1.5%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	58,691
Utilities 6.6%
Dominion Resources Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,165
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,970
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	108,956
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	54,652
			263,743
Total Corporate Bonds (Cost $3,249,477)			3,240,370
U.S. Government and Agency Securities 18.2%
FFCB, 1.95%, 12/17/19	United States	150,000	152,966
FHLB,
2.375%, 12/13/19	United States	210,000	217,052
1.25%, 12/13/19	United States	160,000	158,348
FNMA, 1.75%, 11/26/19	United States	200,000	201,792
Total U.S. Government and Agency Securities (Cost $726,337)			730,158
Total Investments before Short Term Investments (Cost $3,975,814)			3,970,528

		Shares
Short Term Investments (Cost $4,979) 0.1%
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	4,979	4,979
Total Investments (Cost $3,980,793) 99.1%			3,975,507
Other Assets, less Liabilities 0.9%			34,287
Net Assets 100.0%			$4,009,794

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Payout 2020 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 75.5%
Automobiles & Components 2.7%
[a]Volkswagen International Finance NV, senior note, 144A, 4.00%, 8/12/20	Germany	$100,000	$107,006
Banks 2.7%
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	107,153
Capital Goods 5.3%
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	108,886
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	103,609
			212,495
Consumer Services 2.6%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,108
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	52,048
			104,156
Diversified Financials 5.4%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	111,560
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	104,501
			216,061
Energy 11.7%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	50,398
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	54,975
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	53,327
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	52,577
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	102,017
Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	105,658
Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	50,881
			469,833
Food, Beverage & Tobacco 7.9%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	103,969
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	108,864
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	103,455
			316,288
Health Care Equipment & Services 9.3%
Aetna Inc., senior bond, 3.95%, 9/01/20	United States	100,000	105,677
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,781
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	53,362
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,705
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	106,525
			370,050
Household & Personal Products 2.6%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	104,486
Insurance 9.4%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	United States	100,000	113,009
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	102,766
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	54,369
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	107,560
			377,704
Materials 2.7%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	50,000	53,108
[a]Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	55,963
			109,071
Media 1.4%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	56,523
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	51,478

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,516
			103,994
Technology Hardware & Equipment 1.3%
Hewlett-Packard Co., senior note, 3.75%, 12/01/20	United States	50,000	51,559
Utilities 7.9%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	103,956
Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	54,753
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	51,836
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	104,175
			314,720
Total Corporate Bonds (Cost $3,041,827)			3,021,099
Foreign Government and Agency Securities 5.1%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational [b]	100,000	101,920
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational [b]	100,000	101,965
Total Foreign Government and Agency Securities (Cost $202,376)			203,885
U.S. Government and Agency Securities 18.1%
FHLB, 3.125%, 12/11/20	United States	200,000	213,443
U.S. Treasury Note,
2.00%, 11/30/20	United States	145,000	147,485
2.375%, 12/31/20	United States	205,000	212,340
2.625%, 11/15/20	United States	145,000	151,965
Total U.S. Government and Agency Securities (Cost $721,592)			725,233
Total Investments before Short Term Investments (Cost $3,965,795)			3,950,217
		Shares
Short Term Investments (Cost $14,226) 0.4%
Money Market Funds 0.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	14,226	14,226
Total Investments (Cost $3,980,021) 99.1%			3,964,443
Other Assets, less Liabilities 0.9%			37,151
Net Assets 100.0%			$4,001,594

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2015, the aggregate value of these securities was $162,969, representing 4.07% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FHLB	- Federal Home Loan Bank

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited)

Franklin Payout 2021 Fund	Country/Organization	Principal Amount*	Value
Corporate Bonds 75.3%
Capital Goods 5.0%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	100,000	$98,755
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	100,108
			198,863
Consumer Services 1.3%
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,692
Diversified Financials 10.6%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	104,171
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	106,385
General Electric Capital Corp., senior note, 4.65%, 10/17/21	United States	100,000	110,005
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	102,477
			423,038
Energy 14.0%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	103,111
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	99,124
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	100,613
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	99,637
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	108,774
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	48,766
			560,025
Food & Staples Retailing 2.5%
The Kroger Co., senior bond, 2.95%, 11/01/21	United States	50,000	49,374
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	49,547
			98,921
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	50,462
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	99,451
			149,913
Health Care Equipment & Services 3.9%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	53,517
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	102,899
			156,416
Insurance 1.4%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,633
Materials 5.2%
Air Products and Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	100,944
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	52,134
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	53,789
			206,867
Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	107,342
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	101,003
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	53,765
			262,110
Real Estate 4.0%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	50,000	55,947
Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	106,042
			161,989
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	103,255
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	100,827
Technology Hardware & Equipment 2.9%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	117,121

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Fund Allocator Series

Statement of Investments, August 31, 2015 (unaudited) (continued)
Telecommunication Services 4.0%
[a]Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	111,060
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	49,322
			160,382
Transportation 1.3%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	50,256
Utilities 3.8%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,929
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	101,958
			153,887
Total Corporate Bonds (Cost $3,036,199)			3,009,195
Foreign Government and Agency Securities (Cost $100,176) 2.5%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	100,720
U.S. Government and Agency Securities 18.3%
FFCB, 2.00%, 12/01/21	United States	200,000	199,763
FHLB, 2.625%, 12/10/21	United States	200,000	208,058
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	160,117
2.125%, 12/31/21	United States	160,000	162,383
Total U.S. Government and Agency Securities (Cost $724,052)			730,321
Municipal Bonds (Cost $117,177) 2.9%
California State GO, Build America Bonds, 5.70%, 11/01/21	United States	100,000	117,017
Total Investments before Short Term Investments (Cost $3,977,604)			3,957,253
		Shares
Short Term Investments (Cost $6,916) 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	United States	6,916	6,916
Total Investments (Cost $3,984,520) 99.1%			3,964,169
Other Assets, less Liabilities 0.9%			34,639
Net Assets 100.0%			$3,998,808

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2015, the value of this security was $111,060, representing 2.78% of net assets.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Non-income producing.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty separate funds, six of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Certain or all funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). Effective June 1, 2015, the Trust began offering shares of Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Fund.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds and the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Multi-Asset	Franklin	Franklin	Franklin	Franklin	Franklin
	Real Return	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$13,724,769	$3,479,236	$3,479,526	$3,980,761	$3,980,021	$3,984,406

Unrealized appreciation	$226,918	$982	$2,082	$6,864	$6,678	$9,725
Unrealized depreciation	(1,434,676)	(13,923)	(13,521)	(12,118)	(22,256)	(29,961)
Net unrealized appreciation (depreciation)	$(1,207,758)	$(12,941)	$(11,439)	$(5,254)	$(15,578)	$(20,237)

4. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest primarily in the Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended August 31, 2015, were as follows:

										% of
										Underlying
										Fund Shares
	Number of Shares			Number of Shares	Value at					Outstanding
	Held at Beginning	Gross	Gross	Held at End	End of			Investment	Realized	Held at End
Underlying Funds	of Period Additions		Reductions	of Period	Period			Income	Gain (Loss)	of Period
Franklin Multi-Asset Real Return Fund
Franklin Emerging Market Debt Opportunities Fund	6,975	-	(6,975)	-	$-	a	$	- $	(477)	-
Franklin Focused Core Equity Fund, Class R6	30,576	-	-	30,576	454,975			-	-	0.23%
Franklin Global Real Estate Fund, Class R6	37,757	-	(17,008)	20,749	174,295			-	17,875	0.11%
Franklin Gold and Precious Metals Fund, Class R6	9,929	1,281	-	11,210	142,026			-	-	0.02%
Franklin Growth Fund, Class R6	7,242	-	(1,292)	5,950	443,930			-	8,646	- [b]
Franklin Growth Opportunities Fund, Class R6	3,112	-	-	3,112	107,646			-	-	0.01%
Franklin High Income Fund, Class R6	179,606	2,670	(52,853)	129,423	236,845			5,203	(7,806)	- [b]
Franklin India Grow th Fund, Class R6	28,519	-	(8,272)	20,247	249,449			-	(11,344)	0.19%
Franklin K2 Alternative Strategies Fund, Class R6	108,367	-	-	108,367	1,189,868			-	-	0.12%
Franklin Low Duration Total Return Fund, Class R6	53,418	150	-	53,568	534,070			1,504	-	0.02%
Franklin Mutual European Fund, Class R6	22,354	1,339	-	23,693	508,218			-	-	0.02%
Franklin Mutual International Fund, Class R6	12,952	4,783	-	17,735	255,563			-	-	0.15%
Franklin Natural Resources Fund, Class R6	12,317	-	-	12,317	320,253			-	-	0.05%
Franklin Pelagos Commodities Strategy Fund, Class R6	228,663	-	(3,567)	225,096	1,460,876			-	(9,807)	2.10%
Franklin Strategic Income Fund, Class R6	103,820	8,863	(18,177)	94,506	901,583			12,576	(17,682)	0.01%
Franklin U.S. Government Securities Fund, Class R6	184,461	5,545	-	190,006	1,217,937			10,729	-	0.02%
Franklin Utilities Fund, Class R6	13,345	96	(4,602)	8,839	141,252			1,627	14,413	- [b]
Institutional Fiduciary Trust Money Market Portfolio	686,375	940,859	(1,585,816)	41,418	41,418			-	-	- [b]
Templeton China World Fund, Class R6	3,222	-	(3,222)	-	-	a		-	2,018	-
Templeton Foreign Fund, Class R6	20,847	-	-	20,847	138,839			-	-	- [b]
Templeton Global Total Return Fund, Class R6	93,758	873	(10,414)	84,217	980,287			10,604	(15,237)	0.01%
Total					$9,499,330			$42,243	$(19,401)

[a]As of August 31, 2015, no longer held by the fund.
[b]Rounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Multi-Asset Real Return Fund
Assets:
Investments in Securities:
Investments in Underlying Funds and Exchange Traded Funds[a]	$10,128,188	$-	$-	$10,128,188
Foreign Government and Agency Securities	-	72,548	-	72,548
U.S. Government and Agency Securities	-	2,274,857	-	2,274,857
Short Term Investments	41,418	-	-	41,418
Total Investments in Securities	$10,169,606	$2,347,405	$-	$12,517,011

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,813,489	$-	$2,813,489
U.S. Government and Agency Securities	-	487,844	-	487,844
Asset-Backed Securities	-	100,186	-	100,186
Municipal Bonds	-	50,047	-	50,047
Short Term Investments	14,729	-	-	14,729
Total Investments in Securities	$14,729	$3,451,566	$-	$3,466,295

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$2,840,806	$-	$2,840,806
U.S. Government and Agency Securities	-	619,570	-	619,570
Short Term Investments	7,711	-	-	7,711
Total Investments in Securities	$7,711	$3,460,376	$-	$3,468,087

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,240,370	$	- $	3,240,370
U.S. Government and Agency Securities	-	730,158		-	730,158
Short Term Investments	4,979	-		-	4,979
Total Investments in Securities	$4,979	$3,970,528	$	- $	3,975,507

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,021,099	$	- $	3,021,099
Foreign Government and Agency Securities	-	203,885		-	203,885
U.S. Government and Agency Securities	-	725,233		-	725,233
Short Term Investments	14,226	-		-	14,226
Total Investments in Securities	$14,226	$3,950,217	$	- $	3,964,443

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$3,009,195	$	- $	3,009,195
Foreign Government and Agency Securities	-	100,720		-	100,720
U.S. Government and Agency Securities	-	730,321		-	730,321
Municipal Bonds	-	117,017		-	117,017
Short Term Investments	6,916	-		-	6,916
Total Investments in Securities	$6,916	$3,957,253	$	- $	3,964,169

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2015

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2015